CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities
Net loss	$ (19,449)	$ (32,834)	$ (10,548)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	51	31	9
Share based compensation	2,365	4,089	1,540
Increase in prepaid expenses and other receivables	(1,077)	(313)	(32)
Increase in other long-term assets	(15)	(38)	(54)
Increase (decrease) in trade payables	(248)	258	24
Increase in accrued expenses and other liabilities	225	481	1,505
Interest on convertible notes	0	0	203
Net cash used in operating activities	(18,148)	(28,326)	(7,353)
Cash flows from investing activities
Purchase of property and equipment, net	(181)	(79)	(39)
Proceeds from (investment in) short-term bank deposit	(14,500)	8,486	(28,008)
Investment in long-term bank deposit	(19,000)	0	0
Investment in restricted bank deposit	(161)	0	0
Net cash provided by (used in) investing activities	(33,842)	8,407	(28,047)
Cash flows from financing activities
Proceeds from issuance of convertible notes	0	0	115
Issuance of share capital upon public offering	66,459	0	57,254
Exercise of options	13	0	29
Net cash provided by financing activities	66,472	0	57,398
Increase (decrease) in cash and cash equivalents	14,482	(19,919)	21,998
Cash and cash equivalents at the beginning of the year	2,176	22,095	97
Cash and cash equivalents at the end of the year	16,658	2,176	22,095
Non-cash transactions:
Issuance of ordinary shares upon conversion of convertible notes	$ 0	$ 0	$ 980